Index 400 Stock Portfolio Expense Example - Index 400 Stock Portfolio - Index 400 Stock Portfolio	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 25
Expense Example, with Redemption, 3 Years	86
Expense Example, with Redemption, 5 Years	153
Expense Example, with Redemption, 10 Years	$ 352